Grants and investment tax credits	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Grants and investment tax credits
Grants and investment tax credits

18. Grants and investment tax credits

During the three and nine months ended May 31, 2023, the Company recognized grants and investment tax credits amounting to $39,940 and $39,940 respectively [May 31, 2022 – $607,256 and $1,410,605], of which $39,940 and $39,940 respectively are presented against research and development expenses [May 31, 2022 – $607,256 and $1,384,516 respectively].

21. Grants and investment tax credits

During the year ended August 31, 2022, the Company recognized grants and investment tax credits amounting to $1,458,632 [August 31, 2021 –$921,658], of which $1,408,840 are presented against research and development expenses [August 31, 2021 –$859,516], $8,535 against cost of sales [August 31 2021 –$Nil] and $40,584 as a reduction of property and equipment and intangible assets [August 31, 2021 – $44,939]. Office salaries and benefits are presented net $Nil [August 31, 2021 –$17,203] of grants.